Insurance Receivable and Impairment	6 Months Ended
Jun. 30, 2021
Loss Contingency [Abstract]
Insurance Receivable and Impairment

(3)   Insurance Receivable and Impairment

One of the Company’s customers became bankrupt in 2019. As a result of the assessment of the previously insolvent customer’s restructuring and successful exit from bankruptcy, the Company recorded a container loss recovery of $7,986 included in “container lessee default expense (recovery), net” in the condensed consolidated statements of operations during the first quarter of 2021. The Company did not submit a final insurance claim after its review of the previously insolvent customer’s restructuring plan, therefore, the insurance receivable of $2,106 that was recorded in the “prepaid expenses and other current assets” in the condensed consolidated balance sheets as of December 31, 2020 was reversed and included in “container lessee default recovery, net” in the condensed consolidated statements of operations during the first quarter of 2021. In April 2021, the bankruptcy settlement amount related to the restructuring of the previously insolvent customer was finalized and resolved. Under the terms of the settlement agreement, the Company received $77 in cash and $5,789 in stock value, denominated in renminbi and held in China, of the previously insolvent customer in April 2021. The stock fair value as of June 30, 2021 was recorded as “marketable securities” in the condensed consolidated balance sheet.

During the first quarter of 2021, one of the Company’s customers became insolvent and the total net book value of its owned containers leased to this insolvent customer was $10,538. Based on prior recovery experience, the Company estimated that containers with a book value of $1,581 would not be recovered from this insolvent customer. Accordingly, the Company recorded impairment charges of $1,581 included in “container lessee default recovery, net” during the first quarter of 2021. The Company also recorded bad debt expense of $378 in 2020 to fully reserve for this insolvent customer’s outstanding accounts receivable. There is no insurance claim associated with this insolvent customer under our current insurance policies.